Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share
15. E
ARNINGS
P
ER
S
HARE
We calculate basic and diluted net income per share of Class A common stock in accordance with ASC 260, Earnings per Share. Class B common stock does not have economic rights in VSI and as a result, is not considered a participating security for basic and diluted income per share. As such, basic and diluted income per share of Class B common stock has not been presented. However, holders of Class B common stock are allocated income in Hoya Intermediate (our operating entity) according to their weighted average percentage ownership of Intermediate Units during each quarter.
Net income attributable to redeemable noncontrolling interests is calculated by multiplying Hoya Intermediate’s net income incurred in each quarterly period by Hoya Topco’s weighted average percentage ownership of Intermediate Units during the period. Hoya Topco has the right to exchange its Intermediate Units for shares of VSI Class A common stock on a one-to-one
basis or cash proceeds of equal value at the time of redemption. The option to redeem Intermediate Units for cash proceeds must be approved by the Board of VSI, which as of March 31, 2023, is controlled by investors in Hoya Topco. The ability to put Intermediate Units is solely within the control of the holder of the redeemable noncontrolling interests. If Hoya Topco elects the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A common stock and subject to our Board’s approval.
The following table provides the net income attributable to Hoya Topco’s redeemable noncontrolling interest (in thousands):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Net income—Hoya Intermediate	$30,272	$3,138
Hoya Topco’s weighted average % allocation of Hoya Intermediate’s net income (loss)	59.8%	59.9%

Net income attributable to Hoya Topco’s redeemable noncontrolling interests	$18,090	$1,879

Net income to Class A common stock–basic is calculated by subtracting the portion of Hoya Intermediate’s net income attributable to redeemable noncontrolling interests from our total net income, which includes our net income for activities outside of our investment in Hoya Intermediate as well as the full results of Hoya Intermediate on a consolidated basis.
Net income per Class A common stock–diluted is based on the average number of shares of Class A common stock used for the basic earnings per share calculation, adjusted for the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method and if-converted
method, as applicable. Net income attributable to Class A common stockholders–diluted is adjusted for our share of Hoya Intermediate’s consolidated net income after giving effect to Intermediate Units that convert into potential shares of Class A common stock, to the extent it is dilutive. In addition, Net income attributable to Class A common stockholders–diluted is adjusted for the impact of changes in the fair value of Hoya Intermediate Warrants, to the extent they are dilutive.

The following tables set forth the computation of basic and diluted net income per share of Class A common stock for the periods where we had Class A and Class B common stock outstanding (in thousands, except share and per share data):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Numerator—basic:
Net income	$30,272	$3,138
Less: Income attributable to redeemable noncontrolling interests	18,090	1,879

Net income attributable to Class A Common Stockholders—basic	12,182	1,259

Denominator—basic:
Weighted average Class A common stock outstanding—basic	77,410,820	79,151,929

Net income per Class A common stock—basic	$0.16	$0.02

Numerator—diluted:
Net income attributable to Class A Common Stockholders—basic	$12,182	$1,259
Net income effect of dilutive securities:
Effect of dilutive Noncontrolling Interest	16,849	1,720
Effect of Exercise Warrants	—	9
Effect of RSUs	20	—

Net income attributable to Class A Common Stockholders—diluted	29,051	2,988

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	77,410,820	79,151,929
Weighted average effect of dilutive securities:
Effect of dilutive Noncontrolling Interest	118,200,000	118,200,000
Effect of Exercise Warrants	—	1,035,625
Effect of RSUs	213,162	26,593

Weighted average Class A common stock outstanding—diluted	195,823,982	198,414,147

Net income per Class A common stock—diluted	$0.15	$0.02

Potential shares of common stock are excluded from the computation of diluted net income per share if their effect would have been anti-dilutive for the period presented or if the issuance of shares is contingent upon events that did not occur by the end of the period.
The following tables present potentially dilutive securities excluded from the computation of diluted net income per share for the periods presented that could potentially dilute earnings per share in the future:

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
RSUs	991,301	1,292,011
Stock options	9,698,759	6,660,995
Public Warrants and Private Warrants	13,286,644	24,652,569
Exercise Warrants	34,000,000	17,000,000
Hoya Intermediate Warrants	6,000,000	6,000,000
Noncontrolling Interest	—	—

21. E
ARNINGS
P
ER
S
HARE
We calculate basic and diluted net income (loss) per share of Class A common stock in accordance with ASC 260,
Earnings per Share.
Class B common stock does not have economic rights in VSI and as a result, is not considered a participating security for basic and diluted income (loss) per share. As such, basic and diluted income (loss) per share of Class B common stock has not been presented. However, holders of Class B common stock are allocated income in Hoya Intermediate (our operating entity) according to their weighted average percentage ownership of Intermediate Units during each quarter.
Net loss attributable to redeemable noncontrolling interests is calculated by multiplying Hoya Intermediate’s net income (loss) incurred in each quarterly period by Hoya Topco’s weighted average percentage ownership of Intermediate Units during the period.
The following table provides the net income (loss) attributable to Hoya Topco’s redeemable noncontrolling interest for the year ended December 31, 2022 and the period from October 18, 2021 to December 31, 2021:

	2022	2021
Net income (loss)—Hoya Intermediate	$70,794	$(5,024)
Hoya Topco’s weighted average % allocation of Hoya Intermediate’s net income (loss)	59.5%	59.9%

Net income (loss) attributable to Hoya Topco’s redeemable noncontrolling interests	$42,117	$(3,010)

Net income (loss) to Class A common stock–basic is calculated by subtracting the portion of Hoya Intermediate’s net loss attributable to redeemable noncontrolling interests from our total net loss, which includes our net loss for activities outside of our investment in Hoya Intermediate as well as the full results of Hoya Intermediate on a consolidated basis.
Net income (loss) per Class A common stock–diluted is based on the average number of shares of Class A common stock used for the basic earnings per share calculation, adjusted for the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method and if-converted
method, as applicable. Net income (loss) attributable to Class A common stockholders–diluted is adjusted for our share of Hoya Intermediate’s consolidated net loss after giving effect to Intermediate Units that convert into potential shares of Class A common stock, to the extent it is dilutive. In addition, Net income (loss) attributable to Class A common stockholders–diluted is adjusted for the impact of changes in the fair value of Hoya Intermediate Warrants, to the extent they are dilutive.

The following tables set forth the computation of basic and diluted net income (loss) per share of Class A common stock for the year ended December 31, 2022 and the period from October 18, 2021 to December 31, 2021 where we had Class A and Class B common stock outstanding (in thousands, except share and per share data):

	2022	2021
Numerator—basic:
Net income (loss)	$70,779	$(6,293)
Less: (Income) loss attributable to redeemable noncontrolling interests	(42,117)	3,010

Net income (loss) attributable to Class A Common Stockholders—basic	28,662	(3,283)

Denominator—basic:
Weighted average Class A common stock outstanding—basic	80,257,247	77,498,775

Net income (loss) per Class A common stock—basic	$0.36	$(0.04)

Numerator—diluted:
Net income (loss) attributable to Class A Common Stockholders—basic	$28,662	$(3,283)
Net income (loss) effect of dilutive securities:
Effect of dilutive Exercise Warrants	55	—
Effect of dilutive RSUs	6	—
Effect of dilutive noncontrolling interests	42,056	—
Effect of dilutive Hoya Intermediate Warrants	—	(123)

Net income (loss) attributable to Class A Common Stockholders—diluted	70,779	(3,406)

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	80,257,247	77,498,775
Weighted average effect of dilutive securities:
Effect of dilutive Exercise Warrants	258,906	—
Effect of dilutive RSUs	28,228	—
Effect of dilutive noncontrolling interests	118,200,000	—

Weighted average Class A common stock outstanding—diluted	198,744,381	77,498,775

Net income (loss) per Class A common stock—diluted	$0.36	$(0.04)

Potential shares of common stock are excluded from the computation of diluted net income per share if their effect would have been anti-dilutive for the period presented or if the issuance of shares is contingent upon events that did not occur by the end of the period.
The following tables present potentially dilutive securities excluded from the computation of diluted net income per share for the periods presented that could potentially dilute earnings per share in the future:

	2022	2021
RSUs	1,224,919	1,378,111
Stock options	6,300,837	4,061,486
Public Warrants and Private Warrants	13,286,644	24,652,569
Exercise Warrants	17,000,000	34,000,000
Hoya Intermediate Warrants	6,000,000	4,000,000
Shares of Class B common stock	—	118,200,000
We analyzed the calculation of income (loss) per share for periods prior to the Merger Transaction and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, income (loss) per share information has not been presented for periods prior to the Merger Transaction.